S000061314 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	93 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	13.87%	15.09%
NYSE FactSet U.S. Infrastructure Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.46%	14.40%	12.59%
iShares U.S. Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.06%	14.09%	12.24%
Performance Inception Date			Apr. 03, 2018
iShares U.S. Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.52%	13.57%	11.66%
iShares U.S. Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.84%	11.22%	9.85%